SCHEDULE OF RESTRICTED STOCK (Details) - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, outstanding, beginning	104,108	117,081
Weighted average grant date fair value, outstanding, beginning	$ 8.79	$ 12.34
Common shares, granted	23,411	97,685
Weighted average grant date fair value, granted	$ 3.69	$ 6.11
Common shares, forfeited	(7,246)	(26,579)
Weighted average grant date fair value, forfeited	$ 7.31	$ 9.73
Common shares, vested	(2,780)	(84,080)
Weighted average grant date fair value, vested	$ 6.45	$ 10.32
Common shares, outstanding, ending	117,493	104,108
Weighted average grant date fair value, outstanding, ending	$ 7.92	$ 8.79
Common shares, adjusted for reverse split, net		1